Operating Leases - Summary of Maturity of Operating Lease Liability - Graphite Bio, Inc. (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Lessee Lease Description [Line Items]
2024	$ 155
2025	161
Total undiscounted lease payments	357
Present value adjustment	(28)
Operating lease liability, net	329
Graphite Bio, Inc.
Lessee Lease Description [Line Items]
2024	304
2025	78
Total undiscounted lease payments	382
Present value adjustment	(20)
Operating lease liability, net	$ 362